Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, impairment loss				$ 471,000	$ 60,000
Intangible assets, total impairment losses				57,000	5,000
Prepaid licensing and royalty, total impairment losses				1,386,000	4,187,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments-Cost-method		$ 0
Total				820,000
Investments-Cost-method - total impairment losses		52,000	[1]		$ 52,000
Property, plant and equipment, impairment loss	[2]			471,000
Intangible assets, total impairment losses	[3]			57,000
Prepaid licensing and royalty, total impairment losses	[4]			1,386,000
Total		$ 52,000		1,914,000
Fair Value, Measurements, Nonrecurring | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[4]			820,000
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total				820,000
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[4]			$ 820,000

[1]	Impairment losses on certain cost method investments which were determined to be impaired: In 2017, certain cost method investment with carrying amounts of $52 thousand was considered fully impaired as it has incurred consecutive losses but unable to reduce cash burn, and thus its cash was expected to be depleted within months. Therefore it was fully written down to zero, resulting in an impairment charge of $52 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.
[2]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2016, we recognized an impairment loss of $471 thousand on property, plant and equipment as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.
[3]	Impairment losses on certain intangible assets which were determined to be impaired: In 2016, we recognized an impairment loss of $57 thousand on intangible assets as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those intangibles assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.
[4]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2016, certain prepaid licensing and royalty fees were written down to $0, resulting in an impairment charge of $1.4 million. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.